FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 4,716	$ 6,957
Fair value	4,716	6,957
Carrying value	60,322	72,738
Fair value	60,939	73,341
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	52,319	63,964
Fair value	52,929	64,561
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,138	2,572
Fair value	2,145	2,578
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	874	813
Fair value	874	813
Derivatives | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	229	159
Fair value	229	159
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	167	181
Fair value	167	181
Loan payable | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	40	24
Fair value	40	24
Accounts payable | Other non-current liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	429	1,770
Fair value	429	1,770
Accounts payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	4,126	3,255
Fair value	4,126	3,255
Participating loan interests(1) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	268
Fair value	0	268
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	617	1,055
Fair value	617	1,055
Other non-current assets | FVTPL | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,011	239
Fair value	1,011	239
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	52	13
Fair value	52	13
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	160	161
Fair value	160	161
Other non-current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	202	260
Fair value	202	260
Current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	127	234
Fair value	127	234
Current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	310	631
Fair value	310	631
Current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	486	808
Fair value	486	808
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,751	3,288
Fair value	1,751	3,288
Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Participating loan note	317
Held for sale | Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	763	153
Held for sale | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2	10
Held for sale | Current assets | Other receivables | Other Receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 5	$ 14